SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) € in Millions, $ in Millions	Nov. 19, 2021 USD ($)	Jun. 04, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 04, 2019 EUR (€)
Condesa
Disclosure of detailed information about business combination [line items]
Current assets	$ 92
Property, plant and equipment	39
Intangible assets	0
Other non-current assets	10
Total assets	141
Deferred tax liabilities	0
Other liabilities	(84)
Total liabilities	(84)
Net assets acquired	57
Consideration paid, net	25
Consideration payable	0
Fair value of previously held interest at acquisition date	11
Remeasurement gain relating to the equity interest previously held	(3)
Gain recognised in bargain purchase transaction	$ (24)
Münker
Disclosure of detailed information about business combination [line items]
Current assets		$ 22
Property, plant and equipment		34	$ 34
Intangible assets		11	$ 11
Other non-current assets		0
Total assets		67
Deferred tax liabilities		(8)
Other liabilities		(14)
Total liabilities		(22)
Net assets acquired		45
Consideration paid, net		46
Consideration payable		5		€ 4
Fair value of previously held interest at acquisition date		0
Remeasurement gain relating to the equity interest previously held		0
Goodwill recognised as of acquisition date		$ 6